Consolidated Statement of Cash Flows (Unaudited) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2016	Jun. 30, 2015
OPERATING ACTIVITIES
Net income	$ 3,413	$ 3,133
Adjustments to reconcile net income to net cash provided by operating activities:
Provision for loan losses	210	105
Investment securities gain, net	(303)	(46)
Depreciation and amortization	463	500
Amortization of premium and discount on investment securities	217	365
Accretion of deferred loan fees, net	(119)	(346)
Origination of loans held for sale	(8,227)	(8,026)
Proceeds from sale of loans	9,031	8,239
Gain on sale of loans	(193)	(173)
Earnings on bank-owned life insurance	(196)	(161)
Deferred income tax	265	346
Gain on sale of other real estate owned	3	56
Other real estate owned writedowns	(71)	(104)
Increase in accrued interest receivable	59	(157)
(Decrease) increase in accrued interest payable	(1)	74
Other, net	209	(477)
Net cash provided by operating activities	4,760	3,328
INVESTING ACTIVITIES
Proceeds from repayments and maturities	12,189	5,818
Proceeds from sale of securities	9,115	3,312
Purchases	(1,744)	(14,876)
Increase in loans, net	(46,483)	(23,206)
Proceeds from the sale of other real estate owned	557	830
Purchase of bank-owned life insurance		(4,000)
Purchase of premises and equipment	(306)	(394)
Net cash used for investing activities	(26,672)	(32,516)
FINANCING ACTIVITIES
Net increase in deposits	3,593	37,412
Increase (decrease) in short-term borrowings, net	6,430	(10,291)
Repayment of other borrowings	(114)	(159)
Common stock issued	11,229
Stock options exercised		6
Proceeds from dividend reinvestment and purchase plan	255	319
Cash dividends	(1,104)	(1,087)
Net cash provided by financing activities	20,289	26,200
Decrease in cash and cash equivalents	(1,623)	(2,988)
CASH AND CASH EQUIVALENTS AT BEGINNING OF PERIOD	23,750	25,639
CASH AND CASH EQUIVALENTS AT END OF PERIOD	22,127	22,651
SUPPLEMENTAL INFORMATION
Interest on deposits and borrowings	2,092	1,799
Income taxes	475	200
Noncash investing transactions:
Transfers from loans to other real estate owned	$ 367	$ 638